Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000088321 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
C000088321 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000088321 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000088321 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%	[1]
C000088321 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000088321 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000088321 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000088321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000088321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000146445 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[2]
C000146445 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000146445 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000146445 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%	[2]
C000146445 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146445 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000146445 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000146445 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000088319 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[3]
C000088319 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000088319 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000088319 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%	[3]
C000088319 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000088319 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000088319 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000088319 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000088319 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000088318 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[4]
C000088318 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000088318 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[4]
C000088318 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	87.30%	[4]
C000088318 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000088318 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000088318 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000088318 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000088318 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	85.30%
C000100148 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[5]
C000100148 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000100148 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[5]
C000100148 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%	[5]
C000100148 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000100148 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100148 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	83.00%
C000100148 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000100148 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000100148 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000100148 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000100149 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[6]
C000100149 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000100149 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[6]
C000100149 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%	[6]
C000100149 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000100149 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100149 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	83.00%
C000100149 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000100149 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000100149 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000100149 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000151936 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[7]
C000151936 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000151936 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000151936 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%	[7]
C000151936 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000151936 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000151936 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	83.00%
C000151936 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000151936 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000151936 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000151936 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000100151 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[8]
C000100151 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000100151 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[8]
C000100151 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	82.60%	[8]
C000100151 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000100151 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100151 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	83.00%
C000100151 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000100151 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000100151 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000100151 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.